Non-cash operating items	12 Months Ended
Dec. 31, 2013
Disclosure Changes In Non Cash Operating Items [Abstract]
Non-cash operating items
Non-cash operating items
The changes in non-cash operating items from discontinued operations is comprised of the following:

	2013	2012
Accounts receivable	$(213)	$(313)
Prepaid expenses	(11)	135
Accrued liabilities	260	(230)
	$36	$(408)
The changes in non-cash operating items is comprised of the following:

	2013	2012
Accounts receivable	$(49,888)	$(14,582)
Related party balances	(996)	1,476
Natural gas inventory	(6,330)	—
Supplies and consumable inventory	(525)	(3,621)
Income tax receivable	177	(423)
Prepaid expenses	(485)	(4,764)
Accounts payable	(29,292)	(7,553)
Accrued liabilities	37,023	31,335
Current income tax liability	1,399	131
Net regulatory assets and liabilities	1,098	(5,475)
	$(47,819)	$(3,476)